As filed with the Securities and Exchange Commission on November 25, 2008

File No. 033-23126

File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 25

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Corporate Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate date of proposed public offering:                     Continuous

It is proposed that this filing will become effective (check appropriate box)

☒     immediately upon filing pursuant to paragraph (b) of Rule 485.

☐     on             , pursuant to paragraph (b) of Rule 485.

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐     on              pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐     this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2008, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 25 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2008 and declared effective on May 1, 2008.

This Post-Effective Amendment No. 25 also incorporates by reference a supplement dated September 19, 2008 to various prospectuses, including Variable Life Plus (VLP), filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 19, 2008 in connection with Registration Statement File No. 033-23126.

A supplement to the Prospectus and a supplement to the Statement of Additional Information, each dated November 25, 2008, are included in Parts A and B, respectively, of this Post-Effective Amendment No. 25.

SUPPLEMENT DATED NOVEMBER 25, 2008 TO PROSPECTUSES DATED MAY 1, 2008 AS

SUPPLEMENTED ON SEPTEMBER 19, 2008 FOR

Variable Life Select (“VLS”) 1,2

Variable Life Plus (“VLP”) 1,3

1	This product is no longer available for sale.

2	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

3	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends all of the above-listed prospectuses:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

There are no other changes being made at this time.

November 25, 2008	Page 1 of 1	Li4008_08_1

SUPPLEMENT DATED NOVEMBER 25, 2008 TO STATEMENTS OF ADDITIONAL INFORMATION

DATED MAY 1, 2008 FOR

Variable Life Select (“VLS”) 1, 2

Variable Life Plus (“VLP”) 1, 3

1	This product is no longer available for sale.

2	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

3	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends the above-listed Statements of Additional Information:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

November 25, 2008	Page 1 of 1

PART C

OTHER INFORMATION

Item 26. Exhibits

Exhibit (a)	i.	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated as of May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on its own behalf and on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

		ia.	Amendments No. 1, 2, 3, 4, and 5 dated as of August 15, 1997, August 31, 1998, December 20, 2004, March 31, 2006, and March 31, 2007, respectively, to Underwriting and Servicing Agreement dated May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	ii.	Form of Broker-Dealer Selling Agreement — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (d)	i.	Form of Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-23126, as filed with the Commission as an exhibit on April 27, 1998

	ii.	Form of Accelerated Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-6, File No. 033-82060, as filed with the Commission as an exhibit on February 4, 2005

	iii.	Form of Accidental Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

	iv.	Form of Insurability Protection Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

	v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

Exhibit (e)	Form of application for Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-23126, as filed with the Commission as an exhibit on April 27, 1998

Exhibit (f)	i.

Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on November 24, 2008

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on May 14, 2008

Exhibit (g)	Form of Reinsurance Contracts — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on July 8, 2002

	i.	Schedule of Reinsurers — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (h)	i.	Participation Agreements, Selling, Servicing Agreements:

		a.	MML Series Investment Fund — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

			a1.	MML Series Investment Fund — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			a2.	MML Series Investment Fund — Amendment dated as of August 26, 2008 to Participation Agreement dated November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		b.	MML Series Investment Fund II — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

			b1.	MML Series Investment Fund II — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			b2.	MML Series Investment Fund II — Amendment dated as of August 26, 2008 to Participation Agreement dated as of November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		c.	Oppenheimer Variable Account Funds — Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

		d.	T. Rowe Price Equity Series, Inc. — Participation Agreement dated as of June 1, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

			d1.	T. Rowe Price Equity Series, Inc. — Amendment effective as of December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			d2.	T. Rowe Price Equity Series, Inc. — Amendment effective as of May 1, 2006 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			d3.	T. Rowe Price Equity Series, Inc. — Amendment executed on January 7, 2008 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	ii.	Shareholder Information Agreements

		a.	MML Series Investment Fund — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		b.	MML Series Investment Fund II — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		c.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		d.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP *

	ii.	Powers of Attorney — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, File No. 333-81015, as filed with the Commission as an exhibit on April 25, 2008

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum describing MassMutual issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit September 12, 2008

*	Filed herewith.

Item 27. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger G. Ackerman, Lead Director P.O. Box 45 Phoenix, NY 13135	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	William B. Marx, Jr., Director 5 Peacock Lane Village of Golf, FL 33436-5299

James H. DeGraffenreidt, Jr., Director 101 Constitution Avenue, NW Washington, DC 20080	John F. Maypole, Director 55 Sandy Hook Road - North Sarasota, FL 34242

Patricia Diaz Dennis, Director 175 East Houston, Room 11-A-50 San Antonio, TX 78205	Marc Racicot, Director 1130 Connecticut Ave., NW, Suite 1000 Washington, DC 20036

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033 Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company

Stuart H. Reese, Director, Chairman, President and
Chief Executive Officer (Principal Executive Officer)

1295 State Street

Springfield, MA 01111

William T. Spitz, Director

16 Wynstone

Nashville, TN 37215

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111

Roger W. Crandall, Executive Vice President, Chief Operating Officer and Chief Investment Officer 1295 State Street Springfield, MA 01111

William F. Glavin, Jr., Executive Vice President and Co-Chief Operating Officer 1295 State Street Springfield, MA 01111

John V. Murphy, Executive Vice President 1295 State Street Springfield, MA 01111 Mark Roellig, Executive Vice President, General Counsel and Secretary 1295 State Street Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111

Norman A. Smith, Corporate Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 18 to Registration Statement on Form N-6 for Massachusetts Mutual Variable Life Separate Account I (File No. 333-50410), as filed with the Securities and Exchange Commission on November 24, 2008.

Item 29. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Item 30. Principal Underwriters

(a)	MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for policies that utilize registered separate accounts of MassMutual, C.M. Life and MML Bay State. MML Distributors, LLC also acts as principal underwriter for MML Series Investment Fund and MML Series Investment Fund II, registered investment companies.

(b)	The following people are officers and member representatives of the principal underwriter.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Officer	Business Address
William F. Glavin	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Peter G. Lahaie	Chief Financial Officer, Vice President and Treasurer

Andrew Dickey	Member Representative Massachusetts Mutual Life Insurance Co. Member Representative MassMutual Holding L.L.C. Registration Manager	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Chief Compliance Officer and Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Michael Hicks	Registration Manager	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Robert Wittneben	Chief Information Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Cade Cherry	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Michael R. Fanning	USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

William McCauley	Assistant Vice President and Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Douglas Russell	Variable Annuity Product Distribution Officer Retirement Income Supervisor and	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

(c)

Name	Commissions	Other Compensation[1]

MML Distributors, LLC	$0	$299,076

MML Investors Services, Inc.	$455,793	$2,526,430

1	MML Distributors receives compensation for its activities as underwriter for policies that utilize the Separate Account. MML Investors Services, Inc. acts as a retail distributor for the policies that utilize the Separate Account pursuant to a services agreement with the Depositor.

Item 31. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A)

OF THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium, variable, whole life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 25 to Registration Statement No. 033-23126 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 24th day of November, 2008.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I (Registrant)

By: STUART H. REESE*

Stuart H. Reese

President and Chief Executive Officer,

Massachusetts Mutual Life Insurance Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By: STUART H. REESE*

Stuart H. Reese

President and Chief Executive Officer,

Massachusetts Mutual Life Insurance Company

By:	/s/ JOHN E. DEITELBAUM	On November 24, 2008
*John E. Deitelbaum Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to Registration Statement No. 033-23126 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

STUART H. REESE* Stuart H. Reese	Director, President and Chief Executive Officer (Principal Executive Officer)	November 24, 2008

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (Principal Financial Officer)	November 24, 2008

NORMAN A. SMITH* Norman A. Smith	Controller (Principal Accounting Officer)	November 24, 2008

ROGER G. ACKERMAN* Roger G. Ackerman	Director	November 24, 2008

THOMAS C. BARRY* Thomas C. Barry	Director	November 24, 2008

KATHLEEN A. CORBET* Kathleen Corbet	Director	November 24, 2008

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	November 24, 2008

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	November 24, 2008

WILLIAM B. ELLIS* William B. Ellis	Director	November 24, 2008

ROBERT ESSNER* Robert Essner	Director	November 24, 2008

ROBERT M. FUREK* Robert M. Furek	Director	November 24, 2008

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	November 24, 2008

WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	November 24, 2008

JOHN F. MAYPOLE* John F. Maypole	Director	November 24, 2008

MARC RACICOT* Marc Racicot	Director	November 24, 2008

WILLIAM T. SPITZ* William T. Spitz	Director	November 24, 2008

/S/ JOHN E. DEITELBAUM	November 24, 2008
*John E. Deitelbaum
As Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered

Exhibit (n) i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP